Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: September 10, 2026

Payment Date	9/15/2026
Collection Period Start	8/1/2026
Collection Period End	8/31/2026
Interest Period Start	8/17/2026
Interest Period End	9/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$42,174,568.89	$14,641,358.29	$27,533,210.60	0.057965	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$181,554,568.89	$14,641,358.29	$166,913,210.60

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$199,277,155.67	$183,257,114.99	0.122520
YSOC Amount	$14,331,385.40	$12,952,703.01
Adjusted Pool Balance	$184,945,770.27	$170,304,411.98
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$42,174,568.89	4.87000%	30/360	$171,158.46
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$181,554,568.89			$752,169.46

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$199,277,155.67	$183,257,114.99
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$184,945,770.27	$170,304,411.98
Number of Receivables Outstanding	24,946	24,075
Weighted Average Contract Rate	4.02%	4.03%
Weighted Average Remaining Term (months)	20.1	19.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$673,579.88
Principal Collections	$15,855,490.70
Liquidation Proceeds	$138,231.65
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$16,667,302.23
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$16,667,302.23

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$166,064.30	$166,064.30	$—	$—	$16,501,237.93
Interest - Class A-1 Notes	$—	$—	$—	$—	$16,501,237.93
Interest - Class A-2 Notes	$—	$—	$—	$—	$16,501,237.93
Interest - Class A-3 Notes	$171,158.46	$171,158.46	$—	$—	$16,330,079.47
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$15,938,569.47
First Allocation of Principal	$—	$—	$—	$—	$15,938,569.47
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$15,881,278.47
Second Allocation of Principal	$—	$—	$—	$—	$15,881,278.47
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$15,820,710.47
Third Allocation of Principal	$—	$—	$—	$—	$15,820,710.47
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$15,749,068.47
Fourth Allocation of Principal	$11,250,156.91	$11,250,156.91	$—	$—	$4,498,911.56
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,498,911.56
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,107,710.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,107,710.18
Remaining Funds to Certificates	$1,107,710.18	$1,107,710.18	$—	$—	$—
Total	$16,667,302.23	$16,667,302.23	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$14,331,385.40
Increase/(Decrease)	$(1,378,682.39)
Ending YSOC Amount	$12,952,703.01

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$184,945,770.27	$170,304,411.98
Note Balance	$181,554,568.89	$166,913,210.60
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.09%	15	$164,549.98
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	182	$138,231.65
Monthly Net Losses (Liquidation Proceeds)			$26,318.33
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.12%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$4,673,636.85
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.51%	78	$927,085.41
60-89 Days Delinquent	0.30%	38	$543,119.82
90-119 Days Delinquent	0.04%	6	$75,372.52
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.84%	122	$1,545,577.75

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$49,708.16
Total Repossessed Inventory		8	$106,050.15

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		44	$618,492.34
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.27%
Current Collection Period			0.34%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.17%	32	0.13%